Shareholder Report, Holdings (Details)	May 31, 2024
Class I | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Tractor Supply Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Crown Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Equifax, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | Genuine Parts Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Kroger Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class J | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class J | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class J | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class J | Tractor Supply Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class J | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class J | Crown Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class J | Equifax, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class J | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class J | Genuine Parts Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class J | Kroger Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class J | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Class J | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Class J | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class J | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class J | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class J | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class J | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class J | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Y | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class Y | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Y | Tractor Supply Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Y | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Y | Crown Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Y | Equifax, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y | Genuine Parts Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Y | Kroger Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class Y | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Y | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Y | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I | Taiwan Semiconductor Manufacturing Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Aon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Canadian National Railway Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | N.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class I | ClassI-United States
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Class I | ClassI-United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class I | ClassI-Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | ClassI-Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | ClassI-Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class I | ClassI-France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | ClassI-Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | ClassI-Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | ClassI-Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class J | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class J | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class J | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class J | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class J | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class J | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class J | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class J | Aon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class J | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class J | Canadian National Railway Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class J | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class J | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Class J | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class J | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Class J | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class J | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class J | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class J | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class J | N.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class J | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class J | ClassI-United States
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Class J | ClassI-United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class J | ClassI-Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class J | ClassI-Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class J | ClassI-Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class J | ClassI-France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class J | ClassI-Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class J | ClassI-Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class J | ClassI-Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Y | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class Y | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Y | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class Y | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Y | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Y | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Y | Aon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class Y | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Y | Canadian National Railway Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Y | Cash & Othe [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Y | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class Y | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Y | N.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Y | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class Y | ClassI-United States
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Class Y | ClassI-United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class Y | ClassI-Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Y | ClassI-Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Y | ClassI-Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class Y | ClassI-France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Y | ClassI-Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Y | ClassI-Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Y | ClassI-Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%